SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment Useful Life (Details)	Dec. 31, 2023
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	5 years